FEDERATED CAPITAL RESERVES FUND
FEDERATED GOVERNMENT RESERVES FUND
FEDERATED MUNICIPAL TRUST
(Portfolios of Money Market Obligations Trust)
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SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2004.

In the SAI section entitled "WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?" under the sub-section entitled "Custodian," please delete "State Street Bank and Trust Company, Boston, Massachusetts" and replace it with the following:

                   "The Bank of New York, New York, New York."

In the SAI section entitled "ADDRESSES," please delete "Custodian" from the heading "Custodian, Transfer Agent and Dividend Disbursing Agent" and add the following to the list of addresses:

         "Custodian
         The Bank of New York
         One Wall Street
         New York, New York 10286."

In the SAI Appendix under the heading "Custodian," please delete "State Street Bank and Trust Company," and replace it with the following:

         "The Bank of New York."





                                                                   June 13, 2005

Cusips:
608919304
608919205
608919106
(6/05)